Property and equipment, net - Depreciation expenses on property and equipment allocated to expense items (Details) - CNY (¥)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Property and equipment, net
Total depreciation	¥ 27,274,000	¥ 27,084,000
Impairment loss	0	0
Cost of revenues
Property and equipment, net
Total depreciation	539,000	375,000
Selling, general and administrative expenses
Property and equipment, net
Total depreciation	14,509,000	15,034,000
Research and development expenses
Property and equipment, net
Total depreciation	¥ 12,226,000	¥ 11,675,000